[CALAMOS INVESTMENTS LETTERHEAD]

March 2, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Calamos Investment Trust

1933 Act Registration No. 33-19228

1940 Act Registration No. 811-5443

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Investment Trust (1933 Act File No. 33-19228; 1940 Act File No. 811-5443) (“Registrant”) hereby certifies that: (a) the form of prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 76 (“Amendment No. 76”) to the Registrant’s Registration Statement, and (b) that Amendment No. 76 was filed electronically.

By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Secretary